Prepayments and Other Current Assets	9 Months Ended
Sep. 30, 2021
Prepayments and Other Current Assets
Prepayments and Other Current Assets
6.	Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	September 30,
	2020	2021
Deductible VAT input	943,577	727,319
Prepayment to vendors	83,792	184,535
Interest receivable	14,046	101,594
Deposits	45,891	69,511
Receivables from JAC	121,012	58,150
Receivables from third party online payment service providers	69,009	49,321
Other receivables	145,076	141,910
Total	1,422,403	1,332,340

Receivables from JAC mainly consist of national subsidy collected by JAC on behalf of the Group’s customers which was not paid to the Group yet.

Prepayment to vendors mainly consist of prepayment for raw materials, prepaid rental for offices and NIO Houses, and prepaid expenses for R&D services provided by suppliers.

In March 2021, the Group entered into several currency exchange forward contracts with certain commercial banks in PRC. Pursuant to these contracts, the Group committed to sell US dollars to the banks in exchange for Renminbi at pre-arranged fixed foreign exchange rates on specific future dates with no upfront payments. The purpose of these arrangements is to mitigate the risks of foreign exchange gain/ loss generated from the Group’s balances of cash and cash equivalents and short-term investments denominated in US dollars.